Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2018	2019

Assets

Current assets:
Cash and cash equivalents	$259	$566
Prepaid expenses and other current assets	58	41
Amounts due from subsidiaries	26,996	23,641
Total current assets	27,313	24,248
Investments in subsidiaries	55,669	61,447
Total assets	$82,982	$85,695

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,590	$1,588
Other accrued liabilities	113	143
Total current liabilities	1,703	1,731
Total shareholders’ equity	81,279	83,964
Total liabilities and shareholders’ equity	$82,982	$85,695

Condensed Income Statement

Statements of comprehensive income

	Year ended March 31,
	2017	2018	2019
Equity in earnings of subsidiaries	$3,211	$7,586	$5,778
Operating expenses	1,835	1,396	1,505
Income before income taxes	1,376	6,190	4,273
Income taxes	-	-	-
Net income	1,376	6,190	4,273
Share of other comprehensive income (loss) of subsidiaries	11	-	-
Total comprehensive income	$1,387	$6,190	$4,273

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2017	2018	2019
Cash flows from operating activities
Net income	$1,376	$6,190	$4,273
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings of subsidiaries	(3,211)	(7,586)	(5,778)
Depreciation	17	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	46	(28)	17
Amounts due from subsidiaries	3,841	2,625	3,355
Accrued payroll and employee benefits	362	2	(2)
Other accrued liabilities	5	(6)	30
Net cash provided by operating activities	2,436	1,197	1,895

Cash flows from financing activities
Dividends paid	(2,248)	(1,112)	(1,588)
Repurchase of common stock	(308)	-	-
Net cash used in financing activities	(2,556)	(1,112)	(1,588)

Net (decrease) increase in cash and cash equivalents	(120)	85	307
Cash and cash equivalents, beginning of year	294	174	259
Cash and cash equivalents, end of year	$174	$259	$566